Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2050 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2050 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.03%
Past 5 years	11.38%
Since Inception	8.70%	[1]
Fidelity Flex Freedom Blend 2050 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.30%
Past 5 years	9.72%
Since Inception	6.99%	[1]
Fidelity Flex Freedom Blend 2050 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.79%
Past 5 years	8.68%
Since Inception	6.47%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0391
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.60%

[1]	A From June 8, 2017 .